Related Party Transactions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended				12 Months Ended
	Aug. 31, 2012	Aug. 15, 2012	Jul. 13, 2012	Apr. 13, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Interest expense under these arrangements					$ 11.1	$ 12.3	$ 13.2
Debt extinguishment expense					3.3
Quarterly installments of related party transaction		1.1	0.1	0.1
Payment to related party termination of agreement					1.3
Aggregate gross proceeds of an IPO offering					1.00%
Percentage of fee due to affiliate, aggregate consideration					1.00%
Fee paid to the affiliate upon successful closing of the IPO	$ 0.9
Transaction date					Apr. 13, 2012